WARRANTS (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of warrants
	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (years)
June 30, 2023	10,097,379	0.65	0.58
Expired	(10,097,379)	0.65	-
June 30, 2024	-	$-	-
Expired	-	$-	-
June 30, 2025	-	$-	-